Marketable Securities: (Details Text) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 0	$ 0	$ 0	$ 0	$ 433,973	$ 433,973
Marketable securities cost basis	$ 511,766		$ 511,766		$ 511,766	$ 511,766